Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income including noncontrolling interests	$ 3,120	$ 2,212	$ 1,923
Net income	2,999	2,123	1,899
Other comprehensive income (loss), net of taxes:
Net deferred gains (losses) on derivatives-hedging activities, net of tax	8	55	110
Changes in unrealized net gains (losses) on investment securities, net of tax	215	93	6
Changes in net unrecognized pension and other postretirement benefit costs, net of $32, $189 and $29 tax	(69)	(319)	(66)
Amounts reclassified to net income (loss):
Net derivative (gains) losses-hedging activities, net of tax	(29)	(159)	(108)
Net realized gains on investment securities, net of tax	(37)	(28)	(50)
Net pension and other postretirement benefit costs, net of tax	50	34	51
Changes in other comprehensive loss from equity method investees, net of tax	3	(1)	(1)
Net current period other comprehensive income (loss)	141	(325)	(58)
Comprehensive income including noncontrolling interests	3,261	1,887	1,865
Comprehensive income attributable to noncontrolling interests	122	89	24
Comprehensive income attributable to Dominion Energy	3,139	1,798	1,841
Virginia Electric and Power Company
Net income	1,540	1,218	1,087
Other comprehensive income (loss), net of taxes:
Net deferred gains (losses) on derivatives-hedging activities, net of tax	(5)	(2)	(1)
Changes in unrealized net gains (losses) on investment securities, net of tax	24	11	(4)
Amounts reclassified to net income (loss):
Net derivative (gains) losses-hedging activities, net of tax	1	1	1
Net realized gains on investment securities, net of tax	(4)	(4)	(6)
Net current period other comprehensive income (loss)	16	6	(10)
Comprehensive income attributable to Dominion Energy	1,556	1,224	1,077
Dominion Energy Gas Holdings, LLC
Net income	615	392	457
Other comprehensive income (loss), net of taxes:
Net deferred gains (losses) on derivatives-hedging activities, net of tax	5	(16)	6
Changes in net unrecognized pension and other postretirement benefit costs, net of $32, $189 and $29 tax	20	(20)	(20)
Amounts reclassified to net income (loss):
Net derivative (gains) losses-hedging activities, net of tax	(4)	9	(3)
Net pension and other postretirement benefit costs, net of tax	4	3	4
Net current period other comprehensive income (loss)	25	(24)	(13)
Comprehensive income attributable to Dominion Energy	$ 640	$ 368	$ 444